Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2006
Balance	$ (735,762)	$ (587,594)	$ (204,150)	$ 346,906	$ (221,551)	$ (116,073)	$ 49,062
Balance (in Shares)		17,189,634
Common stock issued for cash	120,301	1,828,100	135,000	162,500	1,300,000	100,000	59,250
Common stock issued for debt		130,000		1,152,518
Common stock issued for debt (in Shares)		166,667
Warrants exercised for cash	150,000	24,999
Warrants exercised for debt		50,000
Stock options		527,318
Donated services						2,250	3,000
Return of common stock to treasury						(1)
Net loss	(397,663)	(2,928,188)	(672,618)	(710,745)	(1,383,884)	(232,499)	(12,363)
Foreign currency exchange gain (loss)	(20,806)	(15,673)	(13,438)	(35,816)	(21,594)
Common Stock [Member]
Balance	17,957	17,190	10,217	9,677	4,156	3,799	5,525
Balance (in Shares)	17,956,969	17,189,634	10,216,301	9,676,301	4,156,002	3,798,855	5,525,045
Common stock issued for cash	267	6,290	540	1,678	357	24	5,525
Common stock issued for cash (in Shares)	267,335	6,290,000	540,000	1,678,572	357,147	23,810	5,525,000
Common stock issued for debt		433		3,843
Common stock issued for debt (in Shares)		433,333		3,841,727
Warrants exercised for cash	500	83
Warrants exercised for cash (in Shares)	500,000	83,333
Warrants exercised for debt		167
Warrants exercised for debt (in Shares)		166,667
Common stock adjustment (in Shares)							45
Return of common stock to treasury						(1,750)
Return of common stock to treasury (in Shares)						(1,750,000)
Additional Paid-in Capital [Member]
Balance	5,736,278	5,466,744	2,913,300	2,778,840	1,469,343	169,700	56,725
Common stock issued for cash	120,034	1,821,810	134,460	160,822	1,299,643	99,976	53,725
Common stock issued for debt		129,567		1,148,675
Warrants exercised for cash	149,500	24,916
Warrants exercised for debt		49,833
Stock options		527,318
Donated services						2,250	3,000
Return of common stock to treasury						1,749
Retained Earnings [Member]
Balance	(6,382,670)	(5,985,007)	(3,056,819)	(2,384,201)	(1,673,456)	(289,572)	(13,188)
Net loss	(397,663)	(2,928,188)	(672,618)	(710,745)	(1,383,884)	(232,499)	(12,363)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(107,327)	(86,521)	(70,848)	(57,410)	(21,594)
Foreign currency exchange gain (loss)	$ (20,806)	$ (15,673)	$ (13,438)	$ (35,816)	$ (21,594)